SUPPLEMENT DATED MARCH 20, 2009
TO THE INSTITUTIONAL CLASS PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Risk/Return Summary

DIVERSIFIED INTERNATIONAL FUND

In the Annual Fund Operating Expenses table, footnote (1) should read as follows:

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective March 1, 2009.

In the Annual Fund Operating Expenses table, footnote (2) should read as follows:

(2)	Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.93%. The expense limit may be terminated at anytime.

GLOBAL REAL ESTATE SECURITIES FUND

In the Annual Fund Operating Expenses table, footnote (1) should read as follows:

(1)	Principal has contractually agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.

INTERNATIONAL GROWTH FUND

Replace the first paragraph and bulleted list with the following:

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in equity securities of foreign companies, which are:

  companies with their principal place of business or principal offices outside the U.S. or companies for which the principal securities trading market is outside the U.S.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

The investment objective for this Fund has been modified. The investment objective now is to seek current income and, as a secondary objective, capital appreciation.

WEST COAST EQUITY FUND

On or about June 30, 2009, the West Coast Equity Fund will change its name to the Principal Capital Appreciation Fund. In conjunction with the name change, the Fund will also change its strategies and risks. The strategies and risks relevant to the Principal Capital Appreciation Fund are described below.

Sub-Advisor(s):	Edge Asset Management, Inc. ("Edge")

Objective:	The Fund seeks to provide long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and REIT securities.

Main Strategies and Risks

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A of the Prospectus) of investing in the Fund are:

• Credit and Counterparty Risk	• Liquidity Risk	• Securities Lending Risk
• Equity Securities Risk	• Management Risk	• Small Company Risk
• Exchange Rate Risk	• Market Risk	• Underlying Fund Risk
• Foreign Securities Risk	• MidCap Stock Risk	• Value Stock Risk
• Growth Stock Risk	• Prepayment Risk
• High Yield Securities Risk	• Real Estate Securities Risk

The Principal Capital Appreciation Fund will continue to measure its performance against the Russell 3000 Index. The West Coast Equity Fund has changed its Morningstar category from the Morningstar Mid-Cap Blend Category Average to the Morningstar Large-Cap Blend Category Average. The Principal Capital Appreciation Fund will use the Morningstar Large-Cap Blend Category Average.

MANAGEMENT OF THE FUNDS

Cash Management Program

On or about May 1, 2009, the following funds will be added to the Cash Management Program as described in the prospectus: International Fund I, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Value Fund I, and SmallCap Growth Fund I.

The Sub-Advisors

Columbus Circle Investors

On March 1, 2009, Columbus Circle Investors added Thomas J. Bisighini as a portfolio manager to the LargeCap Growth Fund. Mr. Rizza is the lead portfolio manager, and Mr. Bisighini has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

Thomas J. Bisighini, CFA. Mr. Bisighini, Senior Vice President/Senior Securities Analyst, joined Columbus Circle Investors in May 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Edge Asset Management, Inc.

Replace the biographical information for Gary Pokrzywinski with the following:

Gary Pokrzywinski, CFA. Mr. Pokrzywinski, Managing Director, Head of Fixed Income, leads a team of investment professionals that is responsible for the management of the Fixed-Income Funds for which Edge serves as subadvisor. Mr. Pokrzywinski has been employed at Edge since 1992. He earned a Bachelor's degree in Finance and Management Information Systems from the University of Wisconsin. Mr. Pokrzywinski has earned the right to use the Chartered Financial Analyst designation and is a member of the Seattle Investment Society and the Association for Investment Management and Research. Mr. Pokrzywinski's employment contract terminates December 31, 2009. He has elected not to renew his contract. Edge expects that Mr. Pokrzywinski will continue as the portfolio manager of the High Yield Fund through December 31, 2009 and that he will be succeeded by two co-portfolio managers, Mr. Mark Denkinger and Mr. Darrin Smith. Biographical information about Mr. Denkinger and Mr. Smith is included in the Sub-Advisors section under Principal Global Investors, LLC.

Replace the biographical information for Randall L. Yoakum with the following:

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation, joined Edge in 1999. He earned a Bachelor's degree from Pacific Lutheran University and an MBA from Arizona State University. He has earned the right to use the Chartered Financial Analyst designation. Mr. Yoakum's employment contract terminates December 31, 2009. He has elected not to renew his contract. Edge expects that Mr. Yoakum will continue as co-portfolio manager of the SAM Portfolios through December 31, 2009 and that Mr. Meighan, the co-portfolio manager of the SAM Portfolios since 2003, will continue as portfolio manager thereafter.

Dividends and Distributions

Effective April 21, 2009, the dividends and distribution schedule information for the Money Market Fund will change as follows:

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends and your dividend will be applied to purchase additional shares of the Fund monthly.